Retirement Benefits - Movements in Fair Value of the Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	¥ (17,928)
Interest income	(3,845)	¥ (2,843)	¥ (1,415)
At end of period	(110,075)	(17,928)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,642,554	1,627,110
Interest income	12,760	9,920
Return on plan assets excluding interest income	38,081	30,716
Contributions by employer	12,775	12,718
Benefits paid	(43,135)	(42,272)
Others	602	4,362
At end of period	¥ 1,663,637	¥ 1,642,554	¥ 1,627,110